FVM - Valuation adjustments reserves on the balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Own credit adjustments on financial liabilities designated at fair value	$ (1,062)	$ (1,315)	$ (1,287)
of which: debt issued designated at fair value	(1,085)	(1,334)	(1,297)
of which: other financial liabilities designated at fair value	23	19	10
Credit valuation adjustments	(104)	(118)	(145)
Funding / Debit valuation adjustments	(81)	(107)	(116)
Other valuation adjustments	(1,745)	(2,135)	(2,654)
of which: liquidity	(1,230)	(1,588)	(2,051)
of which: model uncertainty	$ (516)	$ (547)	$ (603)